Corporate information (Details) ₨ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2014 USD ($)	Jul. 31, 2014 INR (₨)	Jul. 20, 2017 INR (₨)
Business combinations | TRTL
Corporate information
Proceeds from IPO	$ 212,750	₨ 14,111,708
Air Travel Bureau Limited | Yatra Online Private Limited
Corporate information
Upfront payment			₨ 509,999